SCHEDULE OF OUTSTANDING CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Promissory Notes, net of debt discount	$ 100,111	$ 2,764,184	$ 2,598,336
Less current portion	100,111	275,985	390,987
Total long-term liabilities		$ 2,488,199	$ 2,207,349